Schedule of recoverable taxes (Details) - BRL (R$) R$ in Millions		Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Recoverable taxes		R$ 4,153	R$ 4,299
Recoverable taxes, current		1,743	1,199
Recoverable taxes, non-current		2,410	3,100
[custom:TaxCreditAmount1-0]		460	440
State Value Added Tax On Sales And Services I C M S [Member]
IfrsStatementLineItems [Line Items]
Recoverable taxes		920	1,435
Social Integration Program Pis And Contribution For Social Security Financing Cofins [Member]
IfrsStatementLineItems [Line Items]
Recoverable taxes		2,062	1,926
Social Security Contribution Inss [Member]
IfrsStatementLineItems [Line Items]
Recoverable taxes		300	299
Income Tax And Social Contribution [Member]
IfrsStatementLineItems [Line Items]
Recoverable taxes	[1]	672	462
Other [Member]
IfrsStatementLineItems [Line Items]
Recoverable taxes		23	47
Other Recoverable Taxes Exito Group [Member]
IfrsStatementLineItems [Line Items]
Recoverable taxes		R$ 176	R$ 130

[1]	Includes Éxito’s amount of R$460 (R$440 on December 31, 2020).